Allowance For Loan Losses (Schedule Of Information Related To Average Recorded Investment And Interest Income Recognized On Impaired Loans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Average recorded investment	$ 9,767	$ 13,124
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	57	0
With an allowance recorded, Average recorded investment	3,324	0
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	0	0
Residential Real Estate [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Average recorded investment	463	0
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	0	0
With an allowance recorded, Average recorded investment	0	0
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	0	0
Home equity - junior liens [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Average recorded investment	298	0
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	0	0
With an allowance recorded, Average recorded investment	0	0
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	0	0
Commercial And Industrial [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Average recorded investment	0	0
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	0	0
With an allowance recorded, Average recorded investment	0	0
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	0	0
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Average recorded investment	9,006	13,124
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	57	0
With an allowance recorded, Average recorded investment	3,324	0
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	0	0
Consumer [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Average recorded investment	0	0
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	0	0
With an allowance recorded, Average recorded investment	0	0
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	0	0
DDA Overdrafts [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Average recorded investment	0	0
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	0	0
With an allowance recorded, Average recorded investment	0	0
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	$ 0	$ 0